Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	December 31,	December 31,
	2020	2021
Deductible VAT input	943,577	1,040,024
Prepayment to vendors	83,792	167,453
Derivative assets	—	104,277
Interest receivable	14,046	97,734
Deposits	45,891	84,421
Receivable of reimbursement from the depositary bank	—	80,461
Receivables from third party online payment service providers	69,009	74,464
Receivables from JAC	121,012	20,939
Other receivables	145,076	184,302
Total	1,422,403	1,854,075